Taxation - Schedule of Components of the Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforwards	$ 18,953	$ 18,924	$ 19,187
Accrued expenses and others	(1,442)	(1,509)	(2,250)
Less: valuation allowance	(17,511)	(17,415)	(16,937)	$ (16,804)
Net deferred tax assets